BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 19,692,638	$ 8,551,558
Intervention rate issued by Banco de la Republica	12.00%	3.00%	1.75%
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 4,918,418	$ 4,816,609
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 2,047,506	$ 2,259,714
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	7.22%	0.11%
Obligations granted by domestic banks | Financiera de desarrollo territorial (Findeter) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	18.77%	10.79%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 931,018	$ 836,185
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	3.40%	0.03%
Obligations granted by domestic banks | Fondo para el financiamiento del sector agropecuario (Finagro) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	15.70%	6.00%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex)
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 902,036	$ 876,498
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	2.15%	0.77%
Obligations granted by domestic banks | Banco de comercio exterior de Colombia (Bancoldex) | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	19.15%	8.66%
Obligations granted by domestic banks | Other private financial entities
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 1,037,858	$ 844,212
Obligations granted by domestic banks | Other private financial entities | Minimum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	11.35%	4.24%
Obligations granted by domestic banks | Other private financial entities | Maximum
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Rate	15.75%	8.62%